Trade and other receivables - Valuation allowance for doubtful accounts (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Financial assets at beginning of period	€ 3,246	€ 3,150
Deductions	(357)	(603)
Other changes	(75)	79
Financial assets at end of period	3,157	3,246
Performing receivables
Trade and other receivables
Additions	112	95
Deductions	(82)	(119)
Defaulted receivables
Trade and other receivables
Additions	231	525
Deductions	€ (275)	€ (484)